Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Supplement [Text Block]	tsfi2_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus,

dated April 30, 2012,

with respect to

Thrivent Partner Worldwide Allocation Portfolio

The summary section of the prospectus for Thrivent Partner Worldwide Allocation Portfolio (the “Portfolio”) is amended, effective July 27, 2012. The last paragraph of the “Principal Strategies” section of the prospectus is deleted in its entirety and replaced with the following:

Principal Global Investors, LLC manages the international large-cap growth assets. Mercator Asset Management, LP manages the international large-cap value assets but also manages, to a lesser extent, emerging markets equity assets. Aberdeen Asset Managers Limited and DuPont Capital Management Corporation also manage the emerging markets equity assets. Victory Capital Management Inc. manages the international small- and mid-cap assets. Goldman Sachs Asset Management, L.P. manages the emerging markets debt assets. The Adviser manages the assets allocated to U.S. securities.

Thrivent Partner Worldwide Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tsfi2_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus,

dated April 30, 2012,

with respect to

Thrivent Partner Worldwide Allocation Portfolio

The summary section of the prospectus for Thrivent Partner Worldwide Allocation Portfolio (the “Portfolio”) is amended, effective July 27, 2012. The last paragraph of the “Principal Strategies” section of the prospectus is deleted in its entirety and replaced with the following:

Principal Global Investors, LLC manages the international large-cap growth assets. Mercator Asset Management, LP manages the international large-cap value assets but also manages, to a lesser extent, emerging markets equity assets. Aberdeen Asset Managers Limited and DuPont Capital Management Corporation also manage the emerging markets equity assets. Victory Capital Management Inc. manages the international small- and mid-cap assets. Goldman Sachs Asset Management, L.P. manages the emerging markets debt assets. The Adviser manages the assets allocated to U.S. securities.